1933 Act Registration No. 811-9099
1940 Act Registration No. 333-66839
--------------------------------------------------------------------------------

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
Pre-Effective Amendment No.                                            [1]
Post-Effective Amendment No.                                           [ ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                     [X]
Amendment No.                                                          [1]


                         1-800 MUTUALS Fund Group, Inc.
                       (Formerly 1-800 Mutual Funds, Inc.)
               (Exact name of registrant as specified in Charter)

                              Plaza of the Americas
                       600 North Pearl Street, Suite 2150
                               Dallas, Texas 75201
              (Address of Principle Executive Offices and Zip Code)

                                  214-953-0066
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

The securities being registered by this Registration Statement will be offered to the public as soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                   1-800 MUTUALS MULTINATIONAL 25 SECTOR FUND
                     1-800 MUTUALS TECHNOLOGY 25 SECTOR FUND
                    1-800 MUTUALS HEALTH CARE 25 SECTOR FUND
                 1-800 MUTUALS FINANCIAL SERVICES 25 SECTOR FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)

ITEM NO. ON FORM N-1A                       CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                       -----------------------------------
                                            OR STATEMENT OF ADDITIONAL INFORMATION
                                            --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------

1.   Front and Back Cover Pages.            Cover Page; Back Cover Page

2.   Risk/Return Summary: Investments,
     Risks, and Performance.                Risk/Return Summary; Fees and Expenses

3.   Risk/Return Summary/ Fee Table.        Fees and Expenses

4.   Investment Objectives, Principal       Risk/Return Summary; Investment Objectives
     Investment Strategies, and Related     and Policies
     Risks

5.   Management's Discussion of             Not Applicable
     Fund Performance

6.   Management, Organization and           Investment Adviser; General Information
     Capital Structure

7.   Shareholder Information                Investing in the Fund; How to Sell (Redeem)
                                            Your Shares; Distribution Fee;  Federal Taxes; General
                                            Information; Dividends and Distributions

8.   Distribution Arrangements              Distribution Fee

9.   Financial Highlights Information       Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10.  Cover Page and Table of Contents       Cover Page;  Table of Contents

11.  Fund History                           Management of the Fund

12.  Description of the Fund and its        Investment Policies and Restrictions
     Investments and Risks

13.  Management of the Fund.                Investment Adviser; Directors and Officers


14.  Control Persons and Principal          Directors and Officers; Principal Holders of
     Holders of Securities.                 Securities

15.  Investment Advisory and other          Investment Adviser; Custodian; Transfer Agent;
     Services.                              Administration

16.  Brokerage Allocation and Other
     Practices                              Portfolio Transactions

17.  Capital Stock and Other                Portfolio Transactions
     Securities.

18.  Purchase, Redemption and Pricing       Purchasing and Redeeming Shares
     of Securities Being Offered

19.  Taxation of the Fund.                  Tax Information

20.  Underwriters                           Transfer Agent; Administration
     and Transfer Agents

21.  Calculations of Performance Data.      Performance Information

22.  Financial Statements                   Financial Statements.

PART C
------
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.

--------------------------------------------------------------------------------
                                     PART A
                                   PROSPECTUS

                                  July 15, 1999

                       1-800 MUTUALS MULTINATIONAL 25 FUND
                     1-800 MUTUALS TECHNOLOGY 25 SECTOR FUND
                    1-800 MUTUALS HEALTH CARE 25 SECTOR FUND
                 1-800 MUTUALS FINANCIAL SERVICES 25 SECTOR FUND

                             Separate Portfolios of
                         1-800 MUTUALS Fund Group, Inc.

                              Plaza of the Americas
                       600 North Pearl Street, Suite 2150

                               Dallas, Texas 75201
                                 1-800-___-____


Each Fund described in this Prospectus seeks to achieve capital growth by concentrating on different sectors or cross-sections of the economy of the economy and using disciplined investment strategies within those sectors. The Funds are offered by 1-800 MUTUALS Fund Group, Inc. (the "Company"), an open-end, diversified management investment company.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


1-800 MUTUALS MULTINATIONAL 25 FUND
         Risk/Return Summary
1-800 MUTUALS TECHNOLOGY 25 SECTOR FUND
         Risk/Return Summary
1-800 MUTUALS HEALTHCARE 25 SECTOR FUND
         Risk/Return Summary
1-800 MUTUALS FINANCIAL SERVICES 25 SECTOR FUND
         Risk/Return Summary
Fees And Expenses
Investment Objectives And Policies
Management of the Funds
Investing In The Funds
How To Sell (Redeem) Shares
Dividends and Distributions
Tax Considerations
General Information
Distribution Fees

--------------------------------------------------------------------------------

                       1-800 MUTUALS MULTINATIONAL 25 FUND
                               RISK/RETURN SUMMARY

Investment Objective
--------------------
The Fund's investment objective is growth of capital. Current Income, although common with large companies, is not a factor in selecting securities for the Fund's portfolio.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its objective by normally investing at least 65% of its net assets in the securities of the largest companies in the world that are not already held by another 1-800 MUTUALS Fund . Foreign companies, except Japanese companies, will be included in the Fund's portfolio if such companies are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund does not presently invest in Japanese companies. The Fund's Adviser believes that the investment opportunities in Japan are limited due to unfavorable demographics. However, the Fund reserves the right to invest in Japanese companies in the future if, in the Adviser's opinion, circumstances change to the point where such investments would benefit the Fund.

Under normal circumstances, the Fund invests primarily in twenty-five of the largest international companies in the world, based on yearly dollar-equivalent sales figures. The Fund may invest in companies in any country except Japan, in any industry. The Fund's Adviser, 1-800 MUTUALS, INC., is responsible for selecting the companies to be included in the Fund's portfolio. Companies in the Fund will be analyzed yearly, usually in January, to determine whether they are among the world's twenty-five largest by sales volume. The Adviser will rebalance the Fund's portfolio to add and delete companies as needed to maintain the Fund's composition.

Principal Risks
---------------
Stock Market Risks. The Fund invests primarily in common stock and ADRs, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. Stock markets worldwide tend to trade in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Currency Risk. Because the Fund will invest in foreign securities, the Fund will be exposed to currency risk. This means that the Fund could lose money due to a change in the value of its foreign holdings caused by a change in the value of that country's currency. Changes in the value of a country's currency relative to the value of the dollar can have a pronounced effect on the value of a foreign security.

Diversification Risks. Because the Fund normally concentrates its investments in only twenty-five companies, the Fund may involve significantly greater risk and experience greater volatility than a mutual fund that diversifies its holdings among a greater number of companies and industries. Further, because of the Fund's concentration, it may hold a greater percentage of its assets in a single issuer than a more diversified fund, so the performance of a single issuer could have a greater impact on the Fund's performance.
--------------------------------------------------------------------------------

                     1-800 MUTUALS TECHNOLOGY 25 SECTOR FUND
                               RISK/RETURN SUMMARY

Investment Objective
--------------------
The Fund's investment objective is growth of capital. Current Income is not a factor in selecting securities for the Fund's portfolio.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by normally investing at least 65% of its total assets in the common stock or securities convertible into common stock of the twenty-five largest (based on sales volume) U.S. companies that the Fund's Adviser believes will benefit significantly from advances or improvements in technology. The Fund's Adviser believes these companies to be uniquely positioned to take advantage of the changing face of business communication. These companies may not be exclusively in the technology sector, but their business is significantly impacted by technological progress. These companies generally fall into two categories:

     a. Companies that the Adviser believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

     b. Companies that the Adviser believes rely extensively on technology in connection with their operations or services.

The Fund will not concentrate its investments in any particular industry or group of related industries. As a result, the Advisor may have more flexibility to find companies that it believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as: aerospace/ defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

The Fund's Adviser, 1-800 MUTUALS, Inc., is responsible for selecting the companies to be included in the Fund's portfolio. Companies in the Fund will be analyzed yearly, usually in January, to determine whether they are among the twenty-five largest US companies by sales volume. The Adviser will rebalance the Fund's portfolio to add and delete companies as needed to maintain the Fund's composition.

Principal Risks
---------------
Stock Market Risks. The Fund invests primarily in common stock and securities convertible into common stock, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. Stock markets tend to trade in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Technology Fund Risks. Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Diversification Risks. Because the Fund normally concentrates its investments in only twenty-five companies, the Fund may involve significantly greater risk and experience greater volatility than a mutual fund that diversifies its holdings among a greater number of companies and industries. Further, because of the Fund's concentration, it may hold a greater percentage of its assets in a single issuer than a more diversified fund, so the performance of a single issuer could have a greater impact on the Fund's performance.
--------------------------------------------------------------------------------

                    1-800 MUTUALS HEALTH CARE 25 SECTOR FUND
                               RISK/RETURN SUMMARY

Investment Objective
--------------------
The Fund's investment objective is growth of capital. Current Income is not a factor in selecting securities for the Fund's portfolio.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets in the common stock or securities convertible into common stock of the twenty-five largest (based on sales volume) US companies that are engaged in the design, manufacture, or sales of products or services used for or in conjunction with the provision of medical and general health care. The Fund's Adviser believes these companies are positioned to take advantage of the aging of America's population. These companies include hospitals, insurance companies, pharmaceutical companies, and medical device companies.

The Fund's Adviser, 1-800 MUTUALS, Inc., is responsible for selecting the companies to be included in the Fund's portfolio. Companies in the Fund will be analyzed yearly, usually in January, to determine whether they are among the twenty-five largest US companies by sales volume. The Adviser will rebalance the Fund's portfolio to add and delete companies as needed to maintain the Fund's composition.

Principal Risks
---------------
Stock Market Risks. The Fund invests primarily in common stock and securities convertible into common stock, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. Stock markets tend to trade in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Health Care Fund Risks. The Fund concentrates its investments in companies that are involved in health care. These companies include hospitals, insurance companies, pharmaceutical companies, and medical device companies. As a result of the Fund's concentration in this industry, the Fund will be particularly vulnerable to adverse changes to the industry.

The health care industry is heavily regulated. Changes in regulations and laws that negatively impact these companies will have a greater impact on the Fund than if the Fund were invested in a broader variety of securities.

In addition, because of the rapid pace of technological developments, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Also, because of the population demographics of the nation and the aging of America's population, the industry may undergo significant changes to adjust to the changing health care needs of the country, and the Fund will be impacted by those changes.

Diversification Risks. Because the Fund normally concentrates its investments in only twenty-five companies, the Fund may involve significantly greater risk and experience greater volatility than a mutual fund that diversifies its holdings among a greater number of companies and industries. Further, because of the Fund's concentration, it may hold a greater percentage of its assets in a single issuer than a more diversified fund, so the performance of a single issuer could have a greater impact on the Fund's performance.
--------------------------------------------------------------------------------

                 1-800 MUTUALS FINANCIAL SERVICES 25 SECTOR FUND
                               RISK/RETURN SUMMARY

Investment Objective
--------------------
The Fund's investment objective is growth of capital. Current Income is not a factor in selecting securities for the Fund's portfolio.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets in the common stock or securities convertible into common stock of the twenty-five largest (based on sales volume) US companies that are in the banking, thrift, investment and financial service industries. The Fund seeks to capitalize on the aging of America, which the Fund's Advise believes will require more financial services than ever before.

The Fund's Adviser, 1-800 MUTUALS, Inc., is responsible for selecting the companies to be included in the Fund's portfolio. Companies in the Fund will be analyzed yearly, usually in January, to determine whether they are among the twenty-five largest US companies by sales volume. The Adviser will rebalance the Fund's portfolio to add and delete companies as needed to maintain the Fund's composition.

Principal Risks
---------------
Stock Market Risks. The Fund invests primarily in common stock and securities convertible into common stock, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. Stock markets tend to trade in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Financial Services Fund Risks. The Fund concentrates its investments in companies that are involved in the financial sector of the economy. These companies include banks, thrifts, insurance companies, brokerage companies and investment firms. As a result of the Fund's concentration in this industry, the Fund will be particularly vulnerable to adverse changes to the industry. The financial services industry is heavily regulated. Changes in regulations and laws that negatively impact these companies will have a greater impact on the Fund than if the Fund were invested in a broader variety of securities. Changes in the strength of the nation's economy and changes in the investing, spending and savings habits of people have a significant effect on these companies. Also, changes in interest rates can have a negative impact on these companies.

Diversification Risks. Because the Fund normally concentrates its investments in only twenty-five companies, the Fund may involve significantly greater risk and experience greater volatility than a mutual fund that diversifies its holdings among a greater number of companies and industries. Further, because of the Fund's concentration, it may hold a greater percentage of its assets in a single issuer than a more diversified fund, so the performance of a single issuer could have a greater impact on the Fund's performance.

Investment Rationale
--------------------
Each of the 1-800 MUTUALS Funds described above are designed to expose the investor to different sectors of the economy. Each of the chosen sectors has had a history of above-average growth. The Multinational Fund is designed to allow an investor to invest in large, international companies that are engaged in all aspects of international trade of goods and services.

All of the Funds are designed for investors seeking growth of capital and who are willing to accept a price volatility level approximating or exceeding the S&P 500 Index. You should be able to leave your money invested in the Funds for at least five years and have no need for current income from the Funds.

General Risks to all the Funds
------------------------------
Year 2000 Risks: As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

General Risks. You may lose money by investing in the Funds. Your risk of loss is greater if you hold your investment for shorter time periods. The Funds may be appropriate for long-term investors who understand the potential risks and rewards of investing in common stocks. The value of the Funds' investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. The Funds have no operating history, and this may pose additional risks. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Funds can achieve their investment objectives, since all investments are inherently subject to market risk.


                                FEES AND EXPENSES


This table describes the fees and expenses you may pay if you buy and hold shares of the Funds.

                                          Maximum Sales Charge
                                          Imposed on Purchases
                                          (as a percentage of
Shareholder Fees:                            offering price)   Redemption Fees*
--------------------------------------------------------------------------------
(fees paid directly from your investment)

Multinational Fund                                 NONE              NONE
Technology Fund                                    NONE              NONE
Health Care Fund                                   NONE              NONE
Financial Services Fund                            NONE              NONE

Annual Fund                    Multinational   Technology   Health Care   Financial Services
Operating Expenses:                 Fund          Fund          Fund             Fund
--------------------------------------------------------------------------------------------
(expenses that are
deducted from Fund assets)
Management Fees1                    1.20%         1.20%              1.20%            1.20%
Distribution (12b-1) Fees2          0.25%         0.25%              0.25%            0.25%
Other Expenses 3                    0.05%         0.05%              0.05%            0.05%
Total Annual Fund
--------------------------------------------------------------------------------------------
Operating Expenses4                 1.50%         1.50%              1.50%            1.50%
============================================================================================

* If you hold your shares for less than one year, you will be charged a fee equal to 1.00% of the net asset value of the shares redeemed.

1. Management Fees include investment advisory fees of 0.50% and Operating Service Fees of 0.70% for each Fund. The effect of these fees is to place a cap on each Fund's normal operating expenses, excepting brokerage, taxes, litigation expenses, other extraordinary expenses, and distribution fees.

2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

3. Because the Funds have not yet completed their first year of investment operations, "Other Expenses" are estimated.

4. The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Funds, if necessary, if Management Fees or Other Expenses would cause Total Annual Fund Operating Expenses to exceed 1.50% for any Fund. The Adviser may revise or cancel these expense limitations at any time and will notify you by letter not less than 30 days prior to any such change.

Example: This example is intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in the Fund(s) for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


Time          Multinational   Technology   Health Care    Financial Services
Period:           Fund           Fund         Fund               Fund
--------------------------------------------------------------------------------
One Year         $ 153          $ 153        $ 153              $ 153

Three Years      $ 474          $ 474        $ 474              $ 474

                       INVESTMENT OBJECTIVES AND POLICIES


Information concerning each Fund's principal investment objectives and strategies is set forth in the Risk/Return Summary above. What follows is additional information concerning how the Funds invest and what kind of other securities the Funds may invest in. If the risks of investing in certain kinds of securities has not already been discussed, the risks of those securities is also set forth in this Section.

The Funds are each non-diversified funds. Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of a Fund.

The Technology Fund, Health Care Fund, and Financial Services Funds each will or may concentrate in certain industry sectors. Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the health care and financial services sectors, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which The Technology Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility.

Although the Funds will normally invest in accordance with the policies described in the Risk/Return Section of the Prospectus for each Fund, the Funds may also invest in the following securities.

Futures and Options On Securities
---------------------------------
The Funds may purchase futures contracts relating to equity, debt and index securities, write (i.e. sell) covered put and call options, and purchase put and call options, on equity, debt and index securities. The Funds intend to use futures and options transactions to decrease their exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, and to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index.

Risk Factors. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

Money Market Funds
------------------
The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Funds net assets and/or 3% of any one investment company's outstanding securities.

Money Market Instruments
------------------------
The Funds may invest in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements backed by U.S. Government securities, and cash.

Risks of Money Market Instruments
---------------------------------
Money Market Instruments are generally fixed-income debt instruments. Accordingly, the primary risks involved in these securities is interest rate risk and credit risk. Interest Rate risk is the risk to the value of an instrument due to changes in the overall rates of interest. Debt instrument prices generally fall when interest rates rise. In addition, the longer a security has until it matures, the more severely its price will decline for any given change in interest rates. Credit risk is the risk to the value of a security due to changes in the creditworthiness of the issuing entity. The value of a security may decline if the credit rating of the issuing entity declines. To minimize interest rate risk to the Fund, the Fund will only invest in securities with a remaining maturity of not greater than 397 days. To minimize credit rate risk, the Fund will only invest in securities rated "A" or better by Standard & Poors, or an equivalent rating by another nationally recognized rating agency.

A complete listing of the Funds' investment restrictions, including those that may be changed only by a vote of a Fund's shareholders, may be found in the Statement of Additional Information ("SAI") for the Funds.

                             MANAGEMENT OF THE FUNDS

The business affairs of each Fund are managed under the general supervision of the Company's Board of Directors.

Investment Adviser
------------------
The Company has entered into an Investment Advisory Agreement with 1-800 MUTUALS, Inc. (the "Adviser"), Plaza of the Americas, 600 North Pearl Street, Dallas, TX 75201. Mr. Richard Sapio is the President of and controls the Adviser and is responsible for all its investment decisions, including the day-to-day management of the Fund. Mr. Richard Sapio also serves as the President and as a Director of the Company.

The Adviser is registered as a registered investment adviser with the Securities and Exchange Commission. The Adviser operates solely as an investment advisory firm, and manages the investment of the assets of the Funds in accordance with each Fund's investment objectives, policies, and restrictions.

Portfolio Manager
-----------------
Mr. Richard Sapio is the portfolio manager for each Fund. Mr. Sapio is the founder of the Adviser and has been its President since its founding. Mr. Sapio has been managing investment portfolios for individuals, corporations, trusts and retirement accounts since the firm's inception in 1994.

Mr. Sapio previously was a top-producing representative for several broker/dealer firms before founding the Adviser. Mr. Sapio has earned a B.S. degree from Rutgers University and has earned his Series 7, 24, 27, 65 and Series 63 Securities licenses. You should be aware that these are new Funds, and although Mr. Sapio has extensive experience in managing investment portfolios for individuals, corporations, trusts and retirement accounts, he has no prior experience in managing a portfolio for an investment company, and this may result in additional risks for the Fund.

The Adviser manages the investment portfolio and business affairs of each Fund under an Investment Advisory Agreement with 1-800 MUTUALS Fund Group, Inc. (the "Company"), and manages, or arranges to manage, the daily operations of the Company under an Operating Services Agreement.

Investment Advisory Agreement.
------------------------------
Under the terms of the Advisory Agreement, the Adviser, manages the investment operations of each Fund in accordance with that Fund's investment policies and restrictions. The Adviser furnishes an investment program for each Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of each Fund. At all times the Adviser's actions on behalf of the Funds are subject to the overall supervision and review of the Board of Directors of the Company,

The Adviser receives from the Company, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of each Fund's net assets.

Operating Services Agreement.
-----------------------------
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, OR ARRANGES TO PROVIDE, day-to-day operational services to each Fund including, but not limited to;

1.  accounting                                    6.  custodial
2.  administrative                                7.  fund share distribution
3.  legal (except litigation)                     8.  shareholder reporting
4.  dividend disbursing and transfer agent        9.  sub-accounting, and
5.  registrar                                     10. record keeping services

For its services to each Fund under this Agreement, the Company pays to the Adviser, on the last day of each month, a fee equal to 0.70% of average net asset value of each Fund, such fees to be computed daily based upon the net asset value of each Fund.

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Funds. The Adviser is responsible for compensating such parties.

The Adviser has entered into an Investment Company Services Agreement with the Company and Declaration Service Company ("DSC") to provide Transfer Agent and essentially all administrative services for the Funds. The Adviser has also entered into a Distribution Agreement with the Company and Declaration Distributors, Inc. ("DDI") wherein DDI will act as principal underwriter for the Fund's shares.

The effect of the Investment Advisory Agreement and the Operating Services Agreement is to place a "cap" on each Fund's normal operating expenses at 1.20%. The only additional expenses incurred by the Fund are distribution (12b-1) fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

In order to further limit the effect on the Funds of these other expenses, the Adviser has voluntarily agreed to waive receipt of its fees and/ or voluntarily assume certain Fund expenses, to cap each Fund's Total Annual Expenses at not greater than 1.50% of average net assets. If the Adviser waives fees and/or absorbs expenses of a Fund, such an action would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Funds will not be required to pay the Adviser for any amounts voluntarily waived or assumed, nor will the Funds be required to reimburse the Adviser for any amounts waived or assumed during a prior fiscal year. The Adviser's commitment to waive fees and/or assume expenses is entirely voluntary, and may be amended or terminated at any time upon notice to the Company's Board of Directors. However, should the Adviser amend or terminate its commitment, it will notify you in writing at least 30 days prior to any change.

                             INVESTING IN THE FUNDS

Determination of Share Price
----------------------------
Shares of each Fund are offered at each Fund's per share net asset value ("NAV"). NAV per share is calculated by adding the value of a Fund's investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Company's Board Of Directors. Each Fund is a No-Load Fund. This means that you will not be charged any sales commissions or underwriting discounts, so 100% of your initial investment is invested in shares of the Funds.

Each Fund's per share NAV is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time.

Opening and Adding To Your Account
----------------------------------
You can invest directly in the Funds in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-___-____.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that management reserves the right to reject any purchase order for Fund shares if, in their opinion, such an order would cause a material detriment to existing shareholders. Your purchase of Fund shares is subject to the following minimum investment amounts:

MINIMUM
INVESTMENT        TO OPEN ACCOUNT           TO ADD TO AN ACCOUNT
----------        ---------------           --------------------


Regular Account   $1,000                    $ 500
IRAs              $1,000                    $  50

AUTOMATIC
INVESTMENT
PLANS
-----------------------

Regular Accounts  $1000                     $ 100 per month minimum
IRAs              $1000                     $  50 per month minimum

HOW TO INVEST     TO OPEN AN ACCOUNT                 TO ADD TO ACCOUNT
-------------     ------------------                 -----------------

By Mail           Complete an Account                Make your check payable to
                  Registration Form, make            1-800 MUTUALS [Name] Fund
                  a check payable to                 and mail it to the address at left.
                  1-800 MUTUALS [Name] Fund
                  and mail the Form and check
                  to 1-800 MUTUALS Management        Please include your account
                  Corp, c/o Declaration Service      number on your check.
                  Company, 555 North Lane,           Or use the convenient form
                  Suite 6160, Conshohocken           attached to your regular
                  PA  19428.                         Fund statement.

By Wire           Ask your bank to wire funds        Ask your bank to wire
                  to Account of                      immediately available funds to
                  First Union National Bank,         the location described at the
                  NA, ABA #: --------------          left, except that the wire should
                  Credit: 1-800 MUTUALS              purchase rather than to open
                  Management Corp, Acct. #:          a new account.
                  -----------------, Further credit:
                  1-800 MUTUALS [Name] Fund.
                  The wire should  state that the Include your name and
                  Fund purchase is to be in your account number.
                  name(s).

                  The wire should state that you are opening a new Fund account.

                  Include   your   name(s),    address   and   taxpayer
                  identification  number or Social  Security number and
                  the  name of the  Fund in  which  you are  purchasing
                  shares.

                  Call 1-800-___-____ to inform us that a wire is being sent.

By                Telephone transactions may         Call 1-800-___-____ to make
Tele-             not be used for initial purchases  your purchase.
Phone.            If you want to make
                  subsequent transactions via telephone,
                  please select this service on your
                  account Registration Form.

1-800 MUTUALS Fund Group, Inc. (the "Company") wants you to be kept current regarding the status of your account in the Fund(s). To assist you, the following statements and reports will be sent to you:

Confirmation Statements       After every  transaction that affects your account
                              balance or your account registration.

Financial Reports             Quarterly  -- to reduce  Fund  expenses,  only one
                              copy of the financial report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

Purchase By Mail
----------------
Your purchase order, if accompanied by payment, will be processed upon receipt by Declaration Service Company, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's net asset value calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

All applications to purchase shares of the Funds are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Funds, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

By Financial Service Organization
---------------------------------
If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Declaration Service Company, the Funds' transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Wire Purchases
--------------
If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Miscellaneous Purchase Information
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:


                  Declaration Service Company
                  555 North Lane, Suite 6160
                  Conshohocken, PA  19428


The selling price of the shares being redeemed will be your Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

     1.   Your account number.

     2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

     3. The signatures of all account owners exactly as they are registered on the account.

     4.   Any required signature guarantees.

     5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
-----------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

     (i)  if you change the ownership on your account;

     (ii) when you want the redemption proceeds sent to a different address than is registered on the account;

     (iii)if the proceeds are to be made payable to someone other than the account's owner(s);

     (iv) any redemption transmitted by federal wire transfer to your bank; and

     (v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $10,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in your Fund by calling the Transfer Agent at 1-800-___-____ if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian charges a $10 fee for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $1000, the Company may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have twenty-five days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Funds. You may change the manner in which your dividends are paid at any time by writing to Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428.

                              BROKERAGE ALLOCATION

Declaration Distributors, Inc. ("DDI") acts as principal underwriter for the Company. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. DDI is an affiliated company of the Fund's Transfer Agent, Declaration Service Company. DDI is compensated by the Adviser for its services to the Company under a written agreement for such services.

                               TAX CONSIDERATIONS

The Funds intend to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on their capital gains and net investment income currently distributed to their shareholders. To qualify as a regulated investment company, the Funds must, among other things, derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

Each Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless you have requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                               GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Funds may describe general economic and market conditions affecting a Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the S&P 500, or some other appropriate index.

According to the law of Maryland, under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act.

                                DISTRIBUTION FEES

Each Fund has adopted a Distribution Plan (the "12B-1 Plan"), pursuant to which the Fund pays the Adviser a monthly fee for shareholder servicing expenses of up to 0.25% per annum of the Fund's average daily net assets on all of its share classes

The 12B-1 Plans provide that each Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

Payments under the 12b-1 Plans are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Adviser, and such payments may exceed the expenses actually incurred. The Company's Board of Directors evaluates the Plans on a regular basis.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

                              FOR MORE INFORMATION

STATEMENT OF ADDITIONAL
INFORMATION (SAI)                           BY MAIL:

The SAI contains more detailed              1-800 MUTUALS Fund Group, Inc.
Information on all aspects of the           c/o Declaration Service Company
Fund.  A current SAI, dated July 15,        555 North Lane, Suite 6160
1999, has been filed with the SEC           Conshohocken, PA  19428
and is incorporated by reference
into (is legally a part of) this            BY PHONE:  1-800-___-____
prospectus.
                                            ON THE INTERNET:
                                            www.______________.com
To request a free copy of the SAI,
please contact the Funds.                   OR YOU MAY VIEW OR OBTAIN THESE
                                            DOCUMENTS FROM THE SEC.

                                            IN PERSON:  at the SEC's Public
                                            Reference Room in Washington, D.C.

                                            BY PHONE:  1-800-SEC-0330

                                            BY MAIL:  Public Reference Section,
                                            Securities and Exchange Commission,
                                            Washington, D.C.  20549-6009
                                            (duplicating fee required)

                                            ON THE INTERNET:  www.sec.gov



                       1-800 MUTUALS MULTINATIONAL 25 FUND
                     1-800 MUTUALS TECHNOLOGY 25 SECTOR FUND
                    1-800 MUTUALS HEALTH CARE 25 SECTOR FUND
                 1-800 MUTUALS FINANCIAL SERVICES 25 SECTOR FUND
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                 1-800-___-____


                           Investment Company Act No.
                                    811-9099

                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated JULY 15, 1999

                       1-800 MUTUALS MULTINATIONAL 25 FUND
                     1-800 MUTUALS TECHNOLOGY 25 SECTOR FUND
                    1-800 MUTUALS HEALTH CARE 25 SECTOR FUND
                 1-800 MUTUALS FINANCIAL SERVICES 25 SECTOR FUND
                         1-800 MUTUALS Fund Group, Inc.

                              Plaza of the Americas
                       600 North Pearl Street, Suite 2150
                               Dallas, Texas 75201
                                  214-953-0066


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Funds, dated July 15, 1999. You may obtain a copy of the Prospectus, free of charge, by writing to 1-800 MUTUALS Fund Group, Inc, c/o The Declaration Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 800-___-____.


                                TABLE OF CONTENTS


Management of the Fund
Investment Policies and Restrictions
Investment Adviser
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Legal Counsel
Distribution Plan
Financial Statements

Independent Auditors Report *
Financial Statements *

* to be filed by amendment

                             MANAGEMENT OF THE FUND

1-800 MUTUALS Fund Group, Inc. (the "Company"), an open-end, diversified management company, was incorporated in Maryland on July 16, 1998. The Affairs of the Company are managed by a Board of Directors, which approves all significant agreements between the Company and the persons and companies that furnish services to the Funds, including agreements with the Funds' custodian, transfer agent, investment adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Company are delegated to the Adviser.

The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company shares of the Fund are the only class of shares being offered by the Company. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.


                      INVESTMENT POLICIES AND RESTRICTIONS


Each Fund's investment objectives and the manner in which each Fund pursues its investment objective are generally discussed in the prospectus. This Section provides additional information concerning the permissible investments and the investment restrictions that apply to the Funds.

The Funds are nondiversified Funds. Under federal law, a Fund cannot claim to be a "diversified fund" unless, under normal circumstances as to 75% of the Fund's assets (valued at the time of investment), the Fund does not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities. Because the Funds will each generally invest at least 65% of their average net assets in only twenty-five companies, the Funds will likely not qualify as "diversified".

The Funds normally invest at least 65% of total average net assets in the common stock and securities convertible into common stock of the twenty-five largest companies that qualify under each Fund's investment criteria. As to the remaining 35% of each Fund's average net assets, the Funds may also invest in a variety of other securities. The complete list of securities in which the Funds may ordinarily invest is listed below, along with the investment restrictions that apply to the Funds:

COMMON STOCKS. The Fund will ordinarily invest at least 65% of its assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

PREFERRED STOCK. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.


REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 10% of its assets in REITS.

OPTIONS ON EQUITIES. Although the Fund will not normally do so, the Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.


DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Fund's net assets and/or 3% of any investment company's outstanding securities.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold up to 100% of its net assets in cash to maintain liquidity and for temporary defensive purposes.


The Fund may take a temporary defensive position when, in the Adviser's opinion, market conditions are such that investing according to the Fund's normal investment objectives would place the Fund in imminent risk of loss. In such an event, the Adviser could temporarily convert some or all of the Fund's investments to cash. Such actions are subject to the supervision of the Board of Directors. You should be aware that any time the Fund is assuming a temporary defensive position, the Fund will not be invested according to its investment objectives, and its performance will vary, perhaps significantly, from its norm.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 10% of its assets in REITS.

PORTFOLIO TURNOVER. The Fund has no operating history and therefore has no reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 50%.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, nor invest more than 25% of its assets (valued at time of investment) in securities of any one company;

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6.   Make margin purchases or short sales of securities;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

10. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

12.  Purchase warrants on securities.

13.  Issue senior securities.

14.  Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 14 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

b. Invest more than 15% of its net assets in securities that are not readily marketable;

c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.

d. purchase more than 3% of the voting securities of any one investment company;

e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

f. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

                               INVESTMENT ADVISER

1-800 MUTUALS, Inc. (the "Adviser") was organized under the laws of the State of Texas as an investment advisory corporation in 1994. The Advisor is also registered as an Investment Advisor with the Securities and Exchange Commission. The Advisor provides financial management services to individuals, corporations, and professional organizations in Texas and throughout the United States. The Advisor manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated July 15, 1999 (the "Agreement").

The Agreement provides that the Adviser shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Company who are not "interested persons" of the Funds or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The Board of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Advisor, subject to the bylaws of the Company and review by the Board of Directors. The Directors of the Company, including those directors who are also officers, are listed below:

The business address of each Director is Plaza of the Americas, 600 North Pearl Street, Suite 2150, Dallas, Texas 75201

                           Position         Principal Occupation For the
Name, Age                  with Fund        Last Five Years
--------------------------------------------------------------------------------
Richard A. Sapio*          President,       CEO, controlling shareholder of
(Age 35)                   Director         1-800 MUTUALS, Inc., an investment
                                            advisory firm and Adviser to the
                                            Company, since 1994. Creator of the
                                            1-800 MUTUALS concept, and holder
                                            of the worldwide rights to the
                                            1-800 MUTUALS phone number.
                                            Bachelor of Science degree form
                                            Rutgers University, New Brunswick,
                                            NJ. Holder of Series 7, 24, 27, 63,
                                            and 65 securities licenses.

Eric P. McDonald*          Director         Compliance and Operations Manager
(Age 26)                                    for 1-800 MUTUALS, Inc. since 1997.
                                            Principal of Lloyd Wade Securities
                                            from 1996 to 1997. Account
                                            Executive for La Jolla Capital from
                                            1995 to 1996. Bachelor of Science
                                            degree form Texas A&M University,
                                            1994. Holder of Series 7, 24, 4,
                                            63, and 65 securities licenses.

Gerald B. Stevens          Director         Regional Marketing Manager for
(Age 56)                                    America Online since 19__.
                                            Previously Vice President Group
                                            Supervisor at GSD&M, the largest
                                            advertising agency in the
                                            Southwest. Mr. Stevens has also
                                            held management positions at J.
                                            Walter Thompson and Bozell & Jacobs
                                            (advertising firms) and Zales
                                            Jewelers. Mr. Stevens has
                                            accumulated over 35 years
                                            experience in marketing and
                                            advertising.

(4)

(5)

(6)

(7)

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

1-800  MUTUALS Fund Group,  Inc.  (the  "Company")  was  organized as a Maryland
Corporation on _______, 1999. The table below sets forth the compensation anticipated to be paid by the Company to each of the directors of the Company during the fiscal year ending June 30, 2000.

Name of Director      Compensation    Pension     Annual      Total Compensation
                      from Company    Benefits    Benefits    Paid to Director

Richard A. Sapio      0.00            0.00        0.00        0.00
Eric P. McDonald      0.00            0.00        0.00        0.00
Gerald B. Stevens     ____            ____        ____        ____
(4)
(5)
(6)
(7)

The Adviser intends to purchase substantially all of the shares the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)    = ERV

Where:  P = a hypothetical initial investment of $1000]
        T = average annual total return
        n = number of years
        ERV = ending redeemable value of shares at the end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Funds impose no sales charges. Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing each Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, each Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, each Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of a Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

Each Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. Each Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Funds generally do not charge sales or redemption fees, the NAV is the offering price for shares of the Funds. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a redemption fee equal to 1.00% of the NAV.

                                 TAX INFORMATION

The Funds intend to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If each Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Each Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of each Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from a Fund that qualifies for the deduction generally will be less than 100%. Each Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Funds from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Funds are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.

                             PORTFOLIO TRANSACTIONS

The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be substantial. However, each Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that a Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.

                                    CUSTODIAN

_____________________________   acts  as  custodian   for  the  Fund.  As  such,
_______________ holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. CoreStates Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

Declaration Services Company ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Advisor and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

                                 ADMINISTRATION

DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

                                   DISTRIBUTOR

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, Pa 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Advisor and Fund.

                             INDEPENDENT ACCOUNTANTS

_______________________ will serve as the Company's independent auditors for its first fiscal year.

                                  LEGAL COUNSEL

The Law Offices of David D. Jones, P.C., 518 Kimberton, # 134, Phoenixville, PA 19460, has passed on certain matters relating to this Registration Statement and serves as counsel to the Company.

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 23   Exhibits
-------   --------

A.        Articles of Incorporation of Registrant- Attached as Exhibit 23A

B.        Bylaws of Registrant- Attached as Exhibit 23B

C.        None [Not Applicable]

D.        Investment  Advisory  Agreement with 1-800 MUTUALS,  Inc.- Attached as
          Exhibit 23D

E. Distribution Agreement with Declaration Distributors, Inc.- Attached as Exhibit 23E

F.        None [Not Applicable]

G.        Custodian Agreement - *To be filed by amendment

H.   (1)  Operating  Services  Agreement with 1-800  MUTUALS,  Inc.- Attached as
          Exhibit 23H(1)

     (2)  Investment   Services  Agreement  with  Declaration  Service  Company-
          Attached as Exhibit 23H(2)

I.        Opinion of Counsel- Attached as Exhibit 23I

J.        Consent of Independent Auditors- *To be filed by amendment

K.        None [Not Applicable]

L.        Subscription Agreement- Attached as Exhibit 23L

M.        Plan of Distribution Pursuant to Rule 12b-1- Attached as Exhibit 23M

N.        Financial Data Schedule- Attached as Exhibit 23N

O.        Not Applicable

Item 24.  Persons Controlled by or under Common Control with Registrant.
--------  --------------------------------------------------------------

No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 25.  Indemnification.
--------  ----------------

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the Registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. With respect to the indemnification provisions of any agreement entered into by the Company, to the extent that such indemnification provisions may be inconsistent with, or unenforceable, under any federal or state securities law, the Company shall not be liable therefore.

Item 26.  Business and Other Connections of Investment Adviser.
--------  -----------------------------------------------------

The Adviser has no other business or other connections.

Item 27.  Principal Underwriters.
--------  -----------------------

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA will be the Fund's principal underwriter.

Item 28.  Location of Accounts and Records.
--------  ---------------------------------

Declaration Service Company
555 North Lane, Suite 6160
Conshohocken, PA

1-800 MUTUALS, Inc.
Plaza of the Americas
600 North Pearl Street, Suite 2150
Dallas, Texas  75201

Item 29.  Management Services.
--------  --------------------
Declaration Service Company
555 North Lane, Suite 6160
Conshohocken, PA

Item 30.  Undertakings.
--------  -------------

Not Applicable

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas and State of Texas on the ___ day of ______________.

                         1-800 MUTUALS Fund Group, Inc.
                                  (Registrant)

                       By: /s/ Richard A. Sapio, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                              Date
----                                -----                              ----

/s/ Richard A. Sapio                President, Director
/s/ Eric P. McDonald                Director
/s/ Gerald B. Stevens               Director

                                  EXHIBIT INDEX
                                  -------------

EXHIBIT 23A - ARTICLES OF INCORPORATION OF REGISTRANT
EXHIBIT 23B - BYLAWS OF REGISTRANT
EXHIBIT 23D - INVESTMENT ADVISORY AGREEMENT
EXHIBIT 23E - DISTRIBUTION AGREEMENT
EXHIBIT 23H(1) - OPERATING SERVICES AGREEMENT
EXHIBIT 23H(2) - INVESTMENT COMPANY SERVICES AGREEMENT
EXHIBIT 23I - OPINION AND CONSENT OF COUNSEL
EXHIBIT 23L - SUBSCRIPTION AGREEMENT
EXHIBIT 23M - PLAN OF DISTRIBUTION
EXHIBIT 23N - FINANCIAL DATA SCHEDULE